Shareholders' Equity-Schedule of Stock Option Award Activity (Details) $ in Thousands	12 Months Ended
Mar. 31, 2026 USD ($) shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares Underlying Stock Options, Granted	578,900
Aggregate Intrinsic Value, Exercised | $
Shares Underlying Stock Options, Vested and expected to vest	48,242
Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares Underlying Stock Options, Outstanding Balance
Aggregate Intrinsic Value, Outstanding Balance | $
Shares Underlying Stock Options, Granted	578,900
Weighted Average Remaining Contractual Term (in years), Granted	5 years 9 months 18 days
Aggregate Intrinsic Value, Granted | $	$ 0
Shares Underlying Stock Options, Exercised
Aggregate Intrinsic Value, Exercised | $
Shares Underlying Stock Options, Shares, Canceled/forfeited
Aggregate Intrinsic Value, Canceled/forfeited | $
Shares Underlying Stock Options, Outstanding Balance	578,900
Weighted Average Remaining Contractual Term (in years), Outstanding Balance
Aggregate Intrinsic Value, Outstanding Balance | $	$ 0
Shares Underlying Stock Options, Vested and expected to vest	48,242
Weighted Average Remaining Contractual Term (in years), Vested and expected to vest	5 years 7 months 6 days
Aggregate Intrinsic Value, Vested and expected to vest | $	$ 0
Shares Underlying Stock Options, Exercisable	48,242
Weighted Average Remaining Contractual Term (in years), Exercisable
Aggregate Intrinsic Value, Exercisable | $	$ 0